ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Additional information (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Provision for reclamation costs undiscounted cash flows	$ 2,426,378	$ 1,285,031